Shareholder Report	12 Months Ended
Jun. 30, 2025 USD ($) shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	PFS FUNDS
Entity Central Index Key	0001103243
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2025
Potomac Defensive Bull Fund
Shareholder Report [Line Items]
Fund Name	Potomac Defensive Bull Fund
Class Name	Potomac Defensive Bull Fund
Trading Symbol	CRDBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Potomac Defensive Bull Fund ("Fund") for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://potomacfund.com/crdbx/. You can also request this information by contacting us at 1-888-774-6679.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-888-774-6679
Additional Information Website	https://potomacfund.com/crdbx/
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Potomac Defensive Bull Fund	$121	1.14%

Expenses Paid, Amount	$ 121
Expense Ratio, Percent	1.14%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance

For the year ended June 30, 2025, the Potomac Defensive Bull Fund returned 12.72%. The S&P 500 Index returned 15.16% in the same period. The S&P Target Risk Aggressive Index returned 14.22% in the same period. The Fund posted a strong absolute return due to concentrated exposure to the S&P 500. However, it underperformed relative to benchmarks, which can be attributed to the model's exposure during the initial tariff-driven drawdown. As market breadth deteriorated alongside the drawdown, our long-term trend system moved to the sidelines—causing us to miss early phases of the post–tariff tantrum rally. Continued tariff-related volatility created short-term trading opportunities, but those were insufficient to fully offset benchmark gains over the full year.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns
	1 Year	5 Year	Since Inception(A) (07/01/2020)
Potomac Defensive Bull Fund	12.72%	17.85%	17.85%
S&P 500® Index	15.16%	16.64%	16.64%
S&P Target Risk Aggressive Index	14.22%	11.14%	11.14%

Performance Inception Date	Jul. 01, 2020
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Nov. 01, 2024
Net Assets	$ 1,771,336,315
Holdings Count | shares	6
Advisory Fees Paid, Amount	$ 12,481,648
Investment Company, Portfolio Turnover	1353.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Net Assets ($)	$1,771,336,315
Number of Portfolio Holdings	6
Portfolio Turnover Rate (%)	1,353%
Total Advisory Fees Paid ($)	$12,481,648

Holdings [Text Block]
What did the Fund invest in?
Top Holdings (% of net assets)

iShares 0-3 Month Treasury Bond ETF	34.16%
Direxion Daily S&P 500 3X Bull Shares	16.45%
ProShares UltraPro S&P 500 ETF #	16.45%
BondBloxx Bloomberg Six Month Target Duration US Treasury ETF	12.26%
Goldman Sachs Financial Square Government Fund Institutional Class	12.18%
Sectors (% of net assets)

*	Net Cash represents cash equivalents and other assets, including futures contracts, in excess of liabilities.

Largest Holdings [Text Block]
Top Holdings (% of net assets)

iShares 0-3 Month Treasury Bond ETF	34.16%
Direxion Daily S&P 500 3X Bull Shares	16.45%
ProShares UltraPro S&P 500 ETF #	16.45%
BondBloxx Bloomberg Six Month Target Duration US Treasury ETF	12.26%
Goldman Sachs Financial Square Government Fund Institutional Class	12.18%

Material Fund Change [Text Block]
Material Fund Changes

Prior to November 1, 2024, Potomac Defensive Bull Fund was named Conquer Risk Defensive Bull Fund. Additionally, effective November 1, 2024, the Fund may invest in future contracts which may subject the Fund to futures contracts risks and leveraging risks. For more complete information, you may review the Fund's prospectus and Statement of Additional Information.

Material Fund Change Name [Text Block]	Prior to November 1, 2024, Potomac Defensive Bull Fund was named Conquer Risk Defensive Bull Fund.
Material Fund Change Objectives [Text Block]	Additionally, effective November 1, 2024, the Fund may invest in future contracts which may subject the Fund to futures contracts risks and leveraging risks.
Potomac Managed Volatility Fund
Shareholder Report [Line Items]
Fund Name	Potomac Managed Volatility Fund
Class Name	Potomac Managed Volatility Fund
Trading Symbol	CRMVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Potomac Managed Volatility Fund ("Fund") for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://potomacfund.com/crmvx/. You can also request this information by contacting us at 1-888-774-6679.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-888-774-6679
Additional Information Website	https://potomacfund.com/crmvx/
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Potomac Managed Volatility Fund	$146	1.44%

Expenses Paid, Amount	$ 146
Expense Ratio, Percent	1.44%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance

For the year ended June 30, 2025, the Potomac Managed Volatility Fund returned 3.44%. The Bloomberg Barclays Global Aggregate Total Return Index returned 8.91%. The S&P Target Risk Conservative Index returned 9.50% in the same period. The Fund experienced multiple headwinds during the year. Several short-term bouts of volatility occurred while high-yield trend-following models were on buy signals, exposing the Fund to drawdowns. Notably, the initial tariff-driven market drop had an outsized negative impact on performance. As a result, despite the Fund's intent to manage downside risk, market timing misalignments relative to volatility spikes contributed to full-year underperformance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns
	1 Year	5 Year	Since Inception(A) (07/01/2020)
Potomac Managed Volatility Fund	3.44%	2.28%	2.28%
Bloomberg Global-Aggregate Total Return Index	8.91%	-1.16%	-1.16%
S&P Target Risk Conservative Index	9.50%	4.13%	4.13%

Performance Inception Date	Jul. 01, 2020
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Nov. 01, 2024
Net Assets	$ 159,613,566
Holdings Count | shares	8
Advisory Fees Paid, Amount	$ 1,589,397
Investment Company, Portfolio Turnover	665.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Net Assets ($)	$159,613,566
Number of Portfolio Holdings	8
Portfolio Turnover Rate (%)	665%
Total Advisory Fees Paid ($)	$1,589,397

Holdings [Text Block]
What did the Fund invest in?
Top Holdings (% of net assets)

Fidelity® Capital & Income Fund	24.64%
iShares Fallen Angels USD Bond ETF	12.28%
American High-Income Trust® - Class F-3	12.26%
BlackRock High Yield Portfolio Fund Institutional Shares	12.23%
iShares J.P. Morgan USD Emerging Markets Bond ETF	12.06%
iShares iBoxx $ High Yield Corporate Bond ETF	12.04%
Vanguard Emerging Markets Government Bond Index Fund ETF	12.04%
Goldman Sachs Financial Square Government Fund Institutional Class	1.96%
Sectors (% of net assets)

*	Net Cash represents cash equivalents and other assets in excess of liabilities.

Largest Holdings [Text Block]
Top Holdings (% of net assets)

Fidelity® Capital & Income Fund	24.64%
iShares Fallen Angels USD Bond ETF	12.28%
American High-Income Trust® - Class F-3	12.26%
BlackRock High Yield Portfolio Fund Institutional Shares	12.23%
iShares J.P. Morgan USD Emerging Markets Bond ETF	12.06%
iShares iBoxx $ High Yield Corporate Bond ETF	12.04%
Vanguard Emerging Markets Government Bond Index Fund ETF	12.04%
Goldman Sachs Financial Square Government Fund Institutional Class	1.96%

Material Fund Change [Text Block]
Material Fund Changes

Prior to November 1, 2024, Potomac Managed Volatility Fund was named Conquer Risk Managed Volatility Fund. Additionally, effective November 1, 2024, the Fund may invest in future contracts which may subject the Fund to futures contracts risks and leveraging risks. For more complete information, you may review the Fund's prospectus and Statement of Additional Information.

Material Fund Change Name [Text Block]	Prior to November 1, 2024, Potomac Managed Volatility Fund was named Conquer Risk Managed Volatility Fund.
Material Fund Change Objectives [Text Block]	Additionally, effective November 1, 2024, the Fund may invest in future contracts which may subject the Fund to futures contracts risks and leveraging risks.
Potomac Tactical Opportunities Fund
Shareholder Report [Line Items]
Fund Name	Potomac Tactical Opportunities Fund
Class Name	Potomac Tactical Opportunities Fund
Trading Symbol	CRTOX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Potomac Tactical Opportunities Fund ("Fund") for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://potomacfund.com/crtox/. You can also request this information by contacting us at 1-888-774-6679.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-888-774-6679
Additional Information Website	https://potomacfund.com/crtox/
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Potomac Tactical Opportunities Fund	$148	1.47%

Expenses Paid, Amount	$ 148
Expense Ratio, Percent	1.47%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance

For the year ended June 30, 2025, the Potomac Tactical Opportunities Fund returned 0.85%. The S&P 500 Index returned 15.16% in the same period. The S&P Target Risk Balanced Index (formerly known as the "S&P Target Growth Index") returned 12.35% over the period. The Tactical Opportunities Fund seeks granular exposure to specific asset class trends. It was aggressively positioned during Q3 2024, coinciding with the volatility cascade in August. The Fund participated in the subsequent rebound, but prior exposure to the NASDAQ 100 during the initial tariff drawdown in early 2025 was a headwind to performance. This combination of aggressive posture during a sharp selloff and unfavorable index exposure constrained full-year returns.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns
	1 Year	5 Year	Since Inception(A) (07/01/2020)
Potomac Tactical Opportunities Fund	0.85%	4.45%	4.45%
S&P 500® Index	15.16%	16.64%	16.64%
S&P Target Risk Balanced Index	12.35%	8.34%	8.34%

Performance Inception Date	Jul. 01, 2020
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Nov. 01, 2024
Net Assets	$ 144,582,247
Holdings Count | shares	10
Advisory Fees Paid, Amount	$ 1,469,335
Investment Company, Portfolio Turnover	2274.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Net Assets ($)	$144,582,247
Number of Portfolio Holdings	10
Portfolio Turnover Rate (%)	2,274%
Total Advisory Fees Paid ($)	$1,469,335

Holdings [Text Block]
What did the Fund invest in?
Top Holdings (% of net assets)

Goldman Sachs Financial Square Government Fund Institutional Class	27.88%
BondBloxx Bloomberg Six Month Target Duration US Treasury ETF	12.66%
iShares 0-3 Month Treasury Bond ETF	9.95%
iShares U.S. Aerospace & Defense ETF	7.08%
First Trust Dow Jones Internet Index Fund	7.06%
iShares U.S. Broker-Dealers & Securities Exchange ETF	7.03%
iShares MSCI EAFE Growth ETF	7.00%
Amplify Junior Silver Miners ETF	6.97%
iShares Global Infrastructure ETF	6.95%
iShares MSCI EAFE Value ETF	6.95%
Sectors (% of net assets)

*	Net Cash represents cash equivalents and other assets in excess of liabilities.

Largest Holdings [Text Block]
Top Holdings (% of net assets)

Goldman Sachs Financial Square Government Fund Institutional Class	27.88%
BondBloxx Bloomberg Six Month Target Duration US Treasury ETF	12.66%
iShares 0-3 Month Treasury Bond ETF	9.95%
iShares U.S. Aerospace & Defense ETF	7.08%
First Trust Dow Jones Internet Index Fund	7.06%
iShares U.S. Broker-Dealers & Securities Exchange ETF	7.03%
iShares MSCI EAFE Growth ETF	7.00%
Amplify Junior Silver Miners ETF	6.97%
iShares Global Infrastructure ETF	6.95%
iShares MSCI EAFE Value ETF	6.95%

Material Fund Change [Text Block]
Material Fund Changes

Prior to November 1, 2024, Potomac Tactical Opportunities Fund was named Conquer Risk Tactical Opportunities Fund. Additionally, effective November 1, 2024, the Fund may invest in future contracts which may subject the Fund to futures contracts risks and leveraging risks. For more complete information, you may review the Fund's prospectus and Statement of Additional Information.

Material Fund Change Name [Text Block]	Prior to November 1, 2024, Potomac Tactical Opportunities Fund was named Conquer Risk Tactical Opportunities Fund.
Material Fund Change Objectives [Text Block]	Additionally, effective November 1, 2024, the Fund may invest in future contracts which may subject the Fund to futures contracts risks and leveraging risks.
Potomac Tactical Rotation Fund
Shareholder Report [Line Items]
Fund Name	Potomac Tactical Rotation Fund
Class Name	Potomac Tactical Rotation Fund
Trading Symbol	CRTBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Potomac Tactical Rotation Fund ("Fund") for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://potomacfund.com/crtbx/. You can also request this information by contacting us at 1-888-774-6679.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-888-774-6679
Additional Information Website	https://potomacfund.com/crtbx/
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Potomac Tactical Rotation Fund	$144	1.41%

Expenses Paid, Amount	$ 144
Expense Ratio, Percent	1.41%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance

For the year ended June 30, 2025, the Potomac Tactical Rotation Fund returned 4.95%. The S&P 500 Index returned 15.16% in the same period. The S&P Target Risk Moderate Index returned 10.46%. The Tactical Rotation Fund seeks to identify broad-based trends and themes across asset markets while attempting to position in a manner that tends to be more conservative than the S&P 500. Underperformance relative to benchmarks can be attributed to the fact that when the fund is invested, it tends to position more conservatively. While market risk events were successfully navigated, the fund underperformed benchmarks due to its positioning during two V-shaped recoveries—both of which were led by growth-oriented sectors such as Technology. Given the Fund's conservative mandate, it intentionally avoided these high-beta areas, making it difficult to keep pace during sharp rebounds.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns
	1 Year	5 Year	Since Inception(A) (07/01/2020)
Potomac Tactical Rotation Fund	4.95%	7.12%	7.12%
S&P 500® Index	15.16%	16.64%	16.64%
S&P Target Risk Moderate Index	10.46%	5.54%	5.54%

Performance Inception Date	Jul. 01, 2020
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Nov. 01, 2024
Net Assets	$ 175,101,256
Holdings Count | shares	9
Advisory Fees Paid, Amount	$ 1,780,204
Investment Company, Portfolio Turnover	917.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Net Assets ($)	$175,101,256
Number of Portfolio Holdings	9
Portfolio Turnover Rate (%)	917%
Total Advisory Fees Paid ($)	$1,780,204

Holdings [Text Block]
What did the Fund invest in?
Top Holdings (% of net assets)

iShares 0-3 Month Treasury Bond ETF	27.87%
BondBloxx Bloomberg Six Month Target Duration US Treasury ETF	13.01%
Vanguard Total Stock Market ETF	9.83%
SPDR® Bloomberg High Yield Bond ETF	9.70%
Invesco S&P 500® Low Volatility ETF	9.61%
WisdomTree Japan Hedged Equity Fund	9.58%
The Consumer Staples Select Sector SPDR Fund	9.51%
Goldman Sachs Financial Square Government Fund Institutional Class	4.65%
Sectors (% of net assets)

*	Net Cash represents cash equivalents and other assets, including futures contracts, in excess of liabilities.

Largest Holdings [Text Block]
Top Holdings (% of net assets)

iShares 0-3 Month Treasury Bond ETF	27.87%
BondBloxx Bloomberg Six Month Target Duration US Treasury ETF	13.01%
Vanguard Total Stock Market ETF	9.83%
SPDR® Bloomberg High Yield Bond ETF	9.70%
Invesco S&P 500® Low Volatility ETF	9.61%
WisdomTree Japan Hedged Equity Fund	9.58%
The Consumer Staples Select Sector SPDR Fund	9.51%
Goldman Sachs Financial Square Government Fund Institutional Class	4.65%

Material Fund Change [Text Block]
Material Fund Changes

Prior to November 1, 2024, Potomac Tactical Rotation Fund was named Conquer Risk Tactical Rotation Fund. Additionally, effective November 1, 2024, the Fund may invest in future contracts which may subject the Fund to futures contracts risks and leveraging risks. For more complete information, you may review the Fund's prospectus and Statement of Additional Information.

Material Fund Change Name [Text Block]	Prior to November 1, 2024, Potomac Tactical Rotation Fund was named Conquer Risk Tactical Rotation Fund.
Material Fund Change Objectives [Text Block]	Additionally, effective November 1, 2024, the Fund may invest in future contracts which may subject the Fund to futures contracts risks and leveraging risks.